Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2015	Jun. 30, 2025	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025
C000012322 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class A Shares)
Accumulated Value	$ 9,475		$ 9,650	$ 10,986	$ 11,667	$ 12,147	$ 10,431	$ 15,757	$ 14,540	$ 15,944	$ 17,658	$ 19,485
C000012324 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class C Shares)
Accumulated Value	10,000		10,135	11,477	12,128	12,564	10,736	16,132	14,813	16,162	17,899	19,751
C000012320 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class I Shares)
Accumulated Value	1,000,000		1,021,125	1,165,340	1,240,744	1,295,109	1,115,101	1,688,451	1,561,901	1,716,842	1,906,797	2,108,725
C000012321 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class L Shares)
Accumulated Value	3,000,000		3,070,525	3,512,409	3,748,906	3,922,403	3,384,664	5,136,731	4,759,418	5,240,467	5,826,631	6,454,235
C000070637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R2 Shares)
Accumulated Value	10,000		10,161	11,535	12,220	12,691	10,869	16,377	15,071	16,482	18,210	20,038
C000173569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R3 Shares)
Accumulated Value	10,000		10,185	11,596	12,314	12,821	11,010	16,633	15,344	16,826	18,637	20,558
C000173570 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R4 Shares)
Accumulated Value	10,000		10,211	11,650	12,405	12,948	11,144	16,879	15,614	17,161	19,053	21,075
C000173241 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R5 Shares)
Accumulated Value	10,000		10,235	11,703	12,477	13,041	11,242	17,053	15,799	17,391	19,337	21,421
C000173242 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan Mid Cap Value Fund (Class R6 Shares)
Accumulated Value	5,000,000		5,117,542	5,855,130	6,248,034	6,537,600	5,642,109	8,566,200	7,944,114	8,754,209	9,743,554	10,802,089
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		10,214	12,104	13,893	15,141	16,130	23,253	20,030	23,826	29,336	33,823
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	$ 10,000		$ 10,325	$ 11,969	$ 12,878	$ 13,352	$ 11,775	$ 18,023	$ 16,221	$ 17,925	$ 20,072	$ 22,387